[Janus letterhead]

September 27, 2005




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      JANUS INVESTMENT FUND (the "Registrant")
         1933 Act File No. 2-34393
         1940 Act File No. 811-1879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find soliciting material pursuant to Rule 14a-12 relating to the preliminary proxy statement filed with the Securities and Exchange Commission on September 22, 2005.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

Please call me at (303) 336-7823 with any questions or comments.

Very truly yours,

/s/Richard C. Noyes

Richard C. Noyes
Associate Counsel

Enc.

cc:      Cindy Antonson
         Donna Brungardt
         Stephanie Grauerholz-Lofton, Esq.
         Larry Greene, Esq.
         Kelley Abbott Howes, Esq.